LOGO: CREDIT SUISSE/ASSET MANAGEMENT
CREDIT SUISSE FUNDS

                                CREDIT SUISSE ASSET MANAGEMENT, LLC

                                466 Lexington Avenue      Telephone 212 875 3500
                                New York, NY 10017-3140   Telefax   646 658 0728

                                                                  CSINT-0202-LET

                 CREDIT SUISSE INTERNATIONAL EQUITY FUND, INC.
              CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND, INC.

                                                                   March 1, 2002

Dear Shareholder:

     We previously mailed to you proxy materials relating to the Joint Special Meeting of Shareholders of Credit Suisse International Equity Fund, Inc. (the "International Equity Fund") and Credit Suisse International Small Company Fund, Inc. (the "International Small Company Fund" and together with International Equity Fund, the "Acquired Funds"), scheduled for March 19, 2002 at 3:00 p.m., New York City time, regarding the acquisition of each of the Acquired Funds by Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund").

We are writing today to encourage those shareholders who have not yet voted to exercise their right to vote by utilizing any one of the following voting options:

1. - Vote Through the Internet. You may cast your vote using the internet by logging onto the internet address located on the enclosed proxy card and following the instructions on the website.

2. - Vote by Telephone. You may cast your vote by touch tone telephone by calling the toll free number listed on the enclosed proxy card and following the recorded instructions or, if your account is not held in street name, by calling D.F. King & Co., Inc., the Acquiring Fund's proxy solicitor, at (800) 714-3312.

3. - Vote by Fax. You may cast your vote by fax by signing, dating and faxing the enclosed proxy card to D.F. King & Co., Inc., attention: Dominic F. Maurillo at (212) 269-2796.

4. - Vote by Mail. You may cast your vote by mail by signing, dating and mailing the enclosed proxy card in the postage-prepaid return envelope provided.

     We are also writing to you today to inform you that the Board of Directors of the Acquiring Fund has approved two sub-advisory agreements, one with the United Kingdom affiliate of the Acquiring Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and the other with the Japanese affiliate of CSAM. The agreements will be presented to the shareholders of the Acquiring Fund for their consideration at a special meeting currently scheduled for May 1, 2002. Because the record date for determining who is entitled to vote at the special meeting of the Acquiring Fund's shareholders will be a date before the closing of the acquisition of your fund by the Acquiring Fund, you will not have an opportunity to vote on the proposed sub-advisory agreements.

                                                                          over--

Credit Suisse Asset Management Securities, Inc., Distributor
466 Lexington Avenue New York NY 10017-3140, Telephone 877-272-6872

     IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENTS WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE ACQUIRING FUND BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM. There can be no assurance that the necessary approval by shareholders of the Acquiring Fund will be obtained.

     Information about each proposed sub-advisor and the proposed sub-advisory agreements is contained in the attached Prospectus/Proxy Statement Supplement. Please read the full text of the attached Prospectus/Proxy Statement Supplement before you vote. IF YOU HAVE ALREADY VOTED, OR IF YOU HAVE GIVEN YOUR BROKER INSTRUCTIONS AS TO HOW YOU WANT YOUR SHARES VOTED AND YOU DO NOT WISH TO CHANGE YOUR VOTE, YOU DO NOT NEED TO DO ANYTHING MORE. IF, HOWEVER, YOU HAVE ALREADY VOTED AND WISH TO CHANGE YOUR VOTE, PLEASE SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PREPAID RETURN ENVELOPE PROVIDED; OR, IF YOU PREFER, YOU CAN CHANGE YOUR VOTE BY USING ANY ONE OF THE OTHER MEANS SET FORTH ABOVE. IF YOUR SHARES ARE HELD IN "STREET NAME" BY YOUR BROKER, YOU MAY REVOKE OR CHANGE YOUR PROXY ONLY BY SUBMITTING INSTRUCTIONS TO YOUR BROKER. ATTENDANCE AT THE JOINT SPECIAL MEETING WILL NOT, BY ITSELF, REVOKE A PROXY.

     Should you have any further questions regarding the proposed sub-advisory agreements or, if you would like additional information regarding the acquisition affecting your fund, please feel free to contact your fund by calling (800) 927-2874.

     For the reasons set forth in the proxy materials previously delivered to you, THE BOARD OF DIRECTORS OF EACH OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE ACQUISITION RELATING TO YOUR FUND.

     If you have any questions regarding anything contained in this letter, please call D.F. King & Co., Inc., toll free at (800) 714-3312.

Sincerely,
/s/ Hal Liebes
Hal Liebes

Secretary of the Acquired Funds

                            YOUR VOTE IS IMPORTANT.
                               PLEASE VOTE TODAY.

                                                                  CSINT-0202-SUP

                 Credit Suisse International Equity Fund, Inc.
              Credit Suisse International Small Company Fund, Inc.
                              466 Lexington Avenue
                            New York, New York 10017
                                 (800) 927-2874
                           -------------------------
                     PROSPECTUS/PROXY STATEMENT SUPPLEMENT
                           -------------------------

     This Prospectus/Proxy Statement Supplement supplements the Prospectus/Proxy Statement dated January 18, 2002, that was mailed to shareholders of Credit Suisse International Equity Fund, Inc. (the "International Equity Fund") and Credit Suisse International Small Company Fund, Inc. (the "International Small Company Fund" and together with the International Equity Fund, the "Acquired Funds") in connection with the solicitation of proxies by the board of directors of each of the Acquired Funds for the approval of an agreement and plan of reorganization (each a "Plan" and together the "Plans") between the relevant Acquired Fund and Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund" and together with the Acquired Funds, the "Funds"). The Joint Special Meeting of shareholders of the Acquired Funds (the "Joint Special Meeting") to vote on the Plans is scheduled for March 19, 2002 at 3:00 p.m., New York City time, at the offices of the Acquired Funds located at 466 Lexington Avenue, New York, New York 10017.

     This Prospectus/Proxy Statement Supplement is being furnished to the shareholders of the Acquired Funds to inform them of a recent development effecting the Acquiring Fund. The Board of Directors of the Acquiring Fund (the "Board") has recently approved two sub-advisory agreements, one with the United Kingdom affiliate ("CSAM U.K.") of the Acquiring Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and the other with the Japanese affiliate ("CSAM Japan") of CSAM. The legal name of each of the proposed subadvisers is Credit Suisse Asset Management Limited. The agreements will be presented to the shareholders of the Acquiring Fund for their consideration at a special meeting currently scheduled for May 1, 2002. Because the record date for determining who is entitled to vote at the special meeting of the Acquiring Fund's shareholders will be a date before the closing of the proposed acquisition of each of the Acquired Funds, you will not have an opportunity to vote on the proposed sub-advisory agreements. Shareholders of the Acquired Funds should note that there can be no assurance that the necessary approval by shareholders of the Acquiring Fund will be obtained. If either or both of the proposed sub-advisory agreements are not approved by the Acquiring Fund's shareholders, CSAM will continue to provide advisory services to the Acquiring Fund.

     Information about each proposed subadviser and the proposed sub-advisory agreements is contained in this Prospectus/Proxy Statement Supplement. Shareholders are urged to read carefully the Prospectus/Proxy Statement together with this Prospectus/Proxy Statement Supplement in determining whether to vote for the approval of the relevant Plan and the transactions contemplated by it.

     IMPORTANTLY, SHAREHOLDERS OF THE ACQUIRED FUNDS SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENTS WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE ACQUIRING FUND BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

DESCRIPTION OF PROPOSED SUB-ADVISORY AGREEMENTS

     Subject to the supervision of CSAM, each proposed sub-advisory agreement requires the relevant subadviser, in the exercise of its best judgment, to provide investment advisory assistance and portfolio management advice to the Acquiring Fund. CSAM U.K. or CSAM Japan, as the case may be, will, subject to the supervision and direction of CSAM:

o manage that portion of the Acquiring Fund's assets designated by CSAM from time to time (the "Assets") or furnish recommendations to manage the Assets in accordance with the Acquiring Fund's investment objective and policies;

o    make investment decisions or recommendations with respect to the Assets;

o if requested by CSAM place purchase and sale orders for securities on behalf of the Acquiring Fund with respect to the Assets;

o    exercise voting rights with respect to the Assets if requested by CSAM; and

o furnish CSAM and the Board with such periodic and special reports as the Acquiring Fund or CSAM may reasonably request.

     In consideration of the services rendered pursuant to the sub-advisory agreements, CSAM will pay each subadviser an aggregate fee of $250,000 per annum. The fee may be amended from time to time upon the mutual agreement of the parties upon notice to shareholders.

INFORMATION ABOUT CSAM U.K.

     CSAM U.K. is a corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The principal executive office of CSAM U.K. is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM U.K. is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM U.K. has been in the money management business for over 16 years and currently manages approximately $32.2 billion in assets. CSAM U.K. is a wholly-owned, indirect subsidiary of Credit Suisse Group, the ultimate parent company of the Acquiring Fund's investment adviser, CSAM.

INFORMATION ABOUT CSAM JAPAN

     CSAM Japan is a corporation organized under the laws of Japan in 1993 and is licensed as an investment adviser under the Japanese Investment Advisory Law. The principal executive office of CSAM Japan is Shiroyama JT Mori Bldg. 3-1, Toronomon 4-Chome, Minato-Ku, Tokyo 105-6026. CSAM Japan is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM Japan has been in the money management business for over 9 years and currently manages approximately $2.92 billion in assets. CSAM Japan has not previously provided advisory services to any investment company registered under the Investment Company Act of 1940, as amended. CSAM Japan is a wholly-owned, indirect subsidiary of Credit Suisse Group, the ultimate parent of the Acquiring Fund's investment adviser, CSAM.

VOTING

If you have not already done so, please mail your completed, dated and signed proxy card in the enclosed return envelope as soon as possible so that your shares can be voted at the Joint Special Meeting; or, if you prefer you may vote in any one of the other means set forth below:

1. - Vote Through the Internet. You may cast your vote using the internet by logging onto the internet address located on the enclosed proxy card and following the instructions on the website.

2. - Vote by Telephone. You may cast your vote by touch tone telephone by calling the toll free number listed on the enclosed proxy card and following the recorded instructions or, if your account is not held in street name by your broker, by calling D.F. King & Co., Inc., the Acquiring Fund's proxy solicitor, at (800) 714-3312.

3. - Vote by Fax. You may cast your vote by fax by signing, dating and faxing the enclosed proxy card to D.F. King & Co., Inc., attention: Dominic F. Maurillo at (212) 269-2796.

     IF YOU HAVE ALREADY VOTED, OR IF YOU HAVE GIVEN YOUR BROKER INSTRUCTIONS AS TO HOW YOU WANT YOUR SHARES VOTED AND YOU DO NOT WISH TO CHANGE YOUR VOTE, YOU DO NOT NEED TO DO ANYTHING MORE. IF, HOWEVER, YOU HAVE ALREADY VOTED AND WISH TO CHANGE YOUR VOTE, PLEASE SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PREPAID RETURN ENVELOPE PROVIDED; OR, IF YOU PREFER, YOU CAN CHANGE YOUR VOTE BY USING ANY ONE OF THE OTHER MEANS SET FORTH ABOVE. IF YOUR SHARES ARE HELD IN "STREET NAME" BY YOUR BROKER, YOU MAY REVOKE OR CHANGE YOUR PROXY ONLY BY SUBMITTING INSTRUCTIONS TO YOUR BROKER. ATTENDANCE AT THE JOINT SPECIAL MEETING WILL NOT, BY ITSELF, REVOKE A PROXY.

                            -------------------------
     FOR THE REASONS SET FORTH IN THE PROSPECTUS/PROXY STATEMENT PREVIOUSLY DELIVERED TO YOU, THE BOARD OF DIRECTORS OF EACH OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE ACQUISITION RELATING TO YOUR FUND.
                           -------------------------
         THE DATE OF THIS PROXY STATEMENT SUPPLEMENT IS MARCH 1, 2002.